N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospectus:
Document Type	N-4
Entity Registrant Name	MEMBERS Life Insurance Company
Entity Central Index Key	0001562577
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account (shown in the table above). For each Risk Control Account, the Index Return, which can be positive or negative, is calculated by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest
Term.

Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Floor, Buffer, and Boost may provide protection by limiting the amount of negative interest credited to you from negative Index performance.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The Floor, Buffer, and Boost do not limit losses from the Surrender Charge, Market Value Adjustment, Interim Value calculation, proportionate calculations, or taxes.
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Cap Rate, Participation Rate, and Dual Step Rate may limit the amount of interest you can earn from positive Index performance.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	It is possible in extreme circumstances to
lose up to 100% of your principal and previously credited interest due to the Surrender Charge,
Interim Value calculation, Market Value Adjustment, proportionate calculations, and taxes.
Overview, Transactions Subject to Contract Adjustments [Text Block]	The decision to make a Flex Transfer
could therefore significantly negatively impact your Risk Control Account Value, which impacts other values under the Contract and the amount you receive from any payments.

Item 3. Key Information [Line Items]
Charges for Early Withdrawals [Text Block]
Yes. If you surrender your Contract or take a withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to
8% of the amount withdrawn that exceeds the Annual Free
Withdrawal Amount. For example, if you were to surrender your
Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment. Your loss will be greater if there is a negative Market Value Adjustment, negative
Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a $100,000 investment).
For Contract Value allocated to a Risk Control Account, If you surrender your Contract or take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or
decreases the amount remaining in the Risk Control Account,
which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim
Value calculation could be as high as 100% of your Risk Control
Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Interim Value calculation,
proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account Nonforfeiture
Value.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 7,200
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	90.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a $100,000 investment).
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 90,000
Transaction Charges [Text Block]	No.
Key Information, Transactions Subject to Contract Adjustment [Text Block]	If you surrender your Contract or take a withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal
Amount.

Ongoing Fees and Expenses [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE ADVANTAGE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to
8% of the amount withdrawn that exceeds the Annual Free
Withdrawal Amount. For example, if you were to surrender your
Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment. Your loss will be greater if there is a negative Market Value Adjustment, negative
Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a $100,000 investment).
For Contract Value allocated to a Risk Control Account, If you surrender your Contract or take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or
decreases the amount remaining in the Risk Control Account,
which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim
Value calculation could be as high as 100% of your Risk Control
Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Interim Value calculation,
proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account Nonforfeiture
Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step Rate limit your participation in Index gains.
This means your returns may be lower than the Index's returns;
however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors,
Buffers, and Boosts.
Please refer to your Data Page for information about the specific implicit fees you will pay each year based on the options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each
Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the Index declines by 100%) each Interest Term due to negative Index
performance.
The Fixed Account and a Risk Control  Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender Charge and a Market Value Adjustment (which may be positive or negative)
to the extent they exceed the Annual Free Withdrawal Amount. All withdrawals and surrenders from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Withdrawals will also reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Death
Benefit), or benefits are subject to the Company's claims-paying ability. More information about the Company, including its financial strength ratings, is available upon request by calling
1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Allocation Timing. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract Anniversary, whereas an Allocation Option with a six-year Interest Term is available every sixth Contract Anniversary. If we add an Allocation
Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available Interest
Term for that Allocation Option. Additionally, the six-year Interest
Term is unavailable as a reallocation option if the Income Payout
Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for requesting and terminating
Systematic Withdrawals. A Market Value Adjustment and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulatio n Period - Tax Free 1035 Exchanges

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on the Risk Control Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step Rate limit your participation in Index gains.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means your returns may be lower than the Index's returns;
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors, Buffers, and Boosts.
Risks [Table Text Block]

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE® ZONECHOICE ADVANTAGE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal during the first six Contract Years, you may pay a Surrender Charge of up to
8% of the amount withdrawn that exceeds the Annual Free
Withdrawal Amount. For example, if you were to surrender your
Contract during the first Contract Year, you could pay a surrender charge of up to $7,200 on a $100,000 investment. Your loss will be greater if there is a negative Market Value Adjustment, negative
Interim Value adjustment, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value
Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value ($90,000 of a $100,000 investment).
For Contract Value allocated to a Risk Control Account, If you surrender your Contract or take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or
decreases the amount remaining in the Risk Control Account,
which could result in the loss of your principal and previously credited interest. In extreme circumstances, losses from the Interim
Value calculation could be as high as 100% of your Risk Control
Account Value ($100,000 of a $100,000 investment).
The Floor, Buffer, and Boost do not limit losses from the Surrender
Charge, Market Value Adjustment, Interim Value calculation,
proportionate calculations, or taxes; however, full surrenders from the Fixed Account are subject to the Fixed Account Nonforfeiture
Value.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate, Participation Rate, or Dual Step Rate limit your participation in Index gains.
This means your returns may be lower than the Index's returns;
however, in exchange for accepting limits on Index gains, you receive some protection from Index losses through the Floors,
Buffers, and Boosts.
Please refer to your Data Page for information about the specific implicit fees you will pay each year based on the options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each
Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the Index declines by 100%) each Interest Term due to negative Index
performance.
The Fixed Account and a Risk Control  Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short- Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender Charge and a Market Value Adjustment (which may be positive or negative)
to the extent they exceed the Annual Free Withdrawal Amount. All withdrawals and surrenders from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Withdrawals will also reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters

What are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Death
Benefit), or benefits are subject to the Company's claims-paying ability. More information about the Company, including its financial strength ratings, is available upon request by calling
1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Appendix B

Allocation Timing. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract Anniversary, whereas an Allocation Option with a six-year Interest Term is available every sixth Contract Anniversary. If we add an Allocation
Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available Interest
Term for that Allocation Option. Additionally, the six-year Interest
Term is unavailable as a reallocation option if the Income Payout
Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for requesting and terminating
Systematic Withdrawals. A Market Value Adjustment and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Getting Started - The Accumulatio n Period - Tax Free 1035 Exchanges

Investment Restrictions [Text Block]
Yes, as described below there are restrictions on certain features of allocations, transfers, withdrawals, and Allocation Option features.
The availability of Allocation Options, Contract benefits, and other
Contract features described in this Prospectus may vary by state and depending on the broker-dealer through which the Contract is sold.
Allocation Timing. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract Anniversary, whereas an Allocation Option with a six-year Interest Term is available every sixth Contract Anniversary. If we add an Allocation
Option, you will not be able to allocate your Contract Value to the new Allocation Option until the start of the next available Interest
Term for that Allocation Option. Additionally, the six-year Interest
Term is unavailable as a reallocation option if the Income Payout
Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
Changes to Investment Options and Features. We set the Cap
Rate, Participation Rate, Dual Step Rate and/or Fixed Interest Rate
at the start of each Interest Term and guarantee them for the duration of the Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Fixed Account and a Risk
Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation
Options and Indices from time to time. The remaining
Allocation Options may have terms that are unacceptable to
you and may not provide any protection from Index losses,
which could result in the loss of the entire amount of your
Contract Value.
If there is a delay between the date we remove an Index for a Risk
Control Account and the date we add a substitute Index, your Risk
Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.

Key Information, Benefit Restrictions [Text Block]
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for requesting and terminating
Systematic Withdrawals. A Market Value Adjustment and Surrender
Charge may apply.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10%
additional tax if taken before age 59½.

Investment Professional Compensation [Text Block]
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include
cash bonuses, insurance benefits and financing arrangements.
Non-cash benefits may include conferences, seminars and trips
(including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based commissions (sometimes called trail commissions) in addition to Purchase Payment-based
commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your
investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.

Exchanges [Text Block]
You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Interim Value Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your
Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take a withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
In addition to the fees described above, the Cap Rates, Participation Rates, and Dual Step Rates
limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	8%
(1)During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual
Free Withdrawal Amount. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
Interim Value Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
Market Value Adjustment Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(2)	90%
(1)For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your
Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account, which could result in the loss of your principal and previously credited interest.
(2)If you surrender your Contract or take a withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fees described above, the Cap Rates, Participation Rates, and Dual Step Rates
limit the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer or the 10% Boost.
These options provide relatively less protection from negative Index performance than other Risk Control
Accounts.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•
If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•If you allocate to a Risk Control Account with a Boost, you assume the risk of a negative Index
Return that exceeds the Boost. Your Risk Control Account Value could decline up to 90% or 80%
with a 10% Boost or a 20% Boost, respectively, if the Index declines by 100% during the Interest
Term.
•If you allocate to a Risk Control Account with a Dual Step Rate, you assume the risk that a negative Index Return after application of the Buffer will drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%,
we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%.
Daily changes in your Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
•The Floor, Buffer, and Boost describe the level of investment loss that can be experienced in one
Interest Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor, Buffer, and Boost do not limit losses to the Risk Control Accounts from the Surrender
Charge, Interim Value calculation, Market Value Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.
Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term. Surrender Charges, Market Value Adjustments, Interim
Value calculations,  proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the first six
Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free Withdrawal Amount.
•Market Value Adjustment Risk. If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. Particularly in an
increasing interest rate environment, a negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
•Interim Value Risk. For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account. The Interim Value calculated for a Risk Control Account during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term. The Interim Value may reflect a negative return even when the value of the applicable Index has increased. You may have an Interim Value that reflects a negative return regardless of the Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost. The Interim Value may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Interim Value. An Interim Value that reflects a negative return could significantly decrease the values under your Contract by more than the withdrawal or transfer amount. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk Control Account Value.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after a withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. Withdrawals reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. Additionally, for Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout Options before the expiration of an Interest Term, the amount withdrawn or transferred is based on the Interim Value and will reduce the Crediting Base proportionally. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Death
Benefit, Crediting Base, and remaining Contract Values, and could terminate the Contract.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.
Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. These default Allocation Options may not align with your desired allocations.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the only available Allocation Options are the Fixed Account and a Risk Control
Account with a minimum 1% Cap Rate. The Cap Rate, Dual Step Rate, or Participation Rate for any other
Risk Accounts that we make available can be reduced to as little as the minimum rate identified in
Appendix A for that Risk Control Account. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.
Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap
Rate, and a minimum 100% Participation Rate will always be available. Otherwise, there is no guarantee that any Allocation Option, Crediting Strategy, Interest Term, or Index will be available during the entire time you own your Contract. We may discontinue an Allocation Option or Index effective as of the end of an Interest Term, or in the case of certain Index changes, discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. You assume the risk that we may discontinue some or all of the other Risk Control Accounts and the only options remaining are the
Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate. Any remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Fixed Account for the remainder of the Interest Term. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If
there is a delay between the date we remove the Index and the date we transfer value to the Fixed
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Interim Value calculation, and Market Value
Adjustment, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.
Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	The portion of your Contract Value allocated to a Risk Control Account is credited with interest, if any, at the end of each Interest Term based in part on the investment performance of an external Index over the
Interest Term, subject to the Crediting Strategy unique to each Risk Control Account.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in a Risk Control Account is not an investment in the Index or in any Index fund.
•Except for the Barclays Risk Balanced, each Index is a "price return index," which means the performance of each Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted. SOFR refers to the Secured Overnight Financing Rate, which was 3.87% as of December 31, 2025. The New
York Fed publishes the SOFR on its website each Business Day.

Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to a Risk Control Account.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options at the end of each Interest Term, withdrawals and surrenders at any time other than on or within 30 days after each sixth
Contract Anniversary may be subject to a Market Value Adjustment, and withdrawals and surrenders during the first six Contract Years may be subject to a Surrender Charge.
Index-Linked Option Details, Features [Text Block]	Information about the features of each currently offered
Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, and its Crediting Strategy, are set forth in Appendix A.

Fixed Option Details [Line Items]
Fixed Option Details, Name	FIXED ACCOUNT OPTION
Fixed Option Details, Description [Text Block]	You may allocate all or a portion of your Purchase Payment and Contract Value to the Fixed Account.
Contract Value allocated to the Fixed Account becomes part of the Fixed Account Value. We credit interest at the end of each Business Day to the Fixed Account based on a fixed annual interest rate.
Fixed Interest Rate
The initial Fixed Interest Rate is shown on your Contract Data Page. The Fixed Interest Rate will not change for the duration of the 1-Year Interest Term. We may declare a new Fixed Interest Rate for each subsequent 1-year Interest Term and will notify you of the new Fixed Interest Rate at least two weeks before the end of the current Interest Term. The Fixed Interest Rate will never be less than
0.05%.
Fixed Account Nonforfeiture Value
Full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. The Fixed Account
Nonforfeiture Value is calculated as of the date of full surrender, application of the entire Contract Value to an Income Payout Option, or death of an Owner. If the current Fixed Account Value (calculated as set forth under "Contract Value"), less any applicable Market Value Adjustment or Surrender Charges, is less than the minimum nonforfeiture value, your Fixed Account Value account will be set equal to the Fixed
Account Nonforfeiture Value.
The Fixed Account Nonforfeiture Value equals 87.5% x (A + B – C), where
•A = The portion of the Purchase Payment allocated to the Fixed Account.
•B = Any transfers to the Fixed Account.
•C = Any amounts withdrawn or transferred from the Fixed Account.
•A, B, and C are accumulated at the nonforfeiture rate for as long as such amounts were in the
Fixed Account.
The nonforfeiture rate will be calculated each calendar quarter (on each January 1, April 1, July 1, and
October 1) and determined on the Contract Issue Date and every sixth Contract Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls. The nonforfeiture rate will apply for six years and then will be recalculated for the next six-year period.
The nonforfeiture rate will never be less than the lesser of:
a)3%; or
b)The interest rate determined as follows:
1)The average of the three applicable monthly five-year Constant Maturity Treasury (CMT) rates reported by the Federal Reserve rounded to the nearest 0.05%, as described below;
2)minus 1.25%; and
3)where the resulting interest rate is not less than the greater of the nonforfeiture rate required by the National Association of Insurance Commissioners (NAIC) Standard Nonforfeiture Law for
Individual Deferred Annuities (currently, 0.15%), or the rate required by applicable law in the state where the Contract is issued for delivery. See Appendix B for state variations.
The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:
•The prior September, October, and November monthly five-year CMT rates will be used to determine the first quarter interest rate that is effective each January 1;
•The prior December, January, and February monthly five-year CMT rates will be used to determine the second quarter interest rate that is effective each April 1;
•The prior March, April, and May monthly five-year CMT rates will be used to determine the third quarter interest rate that is effective each July 1; and
•The prior June, July, and August monthly five-year CMT rates will be used to determine the fourth quarter interest rate that is effective each October 1.
Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, withdrawals and surrenders from the Fixed Account at any time other than on or within 30 days after each sixth Contract Anniversary may be subject to a Market Value
Adjustment, and withdrawals and surrenders during the first six Contract Years may be subject to a Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take withdrawals or surrender your Contract before the expiration of each six-year term.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Fixed Interest Rate will never be less than 0.05%.
Fixed Option Details, Term [Text Block]	The Fixed Interest Rate will not change for the duration of the 1-Year Interest Term.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.05%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Although you may reallocate among Allocation Options with one-year Interest Terms at the end of each Contract Year, withdrawals and surrenders from the Fixed Account at any time other than on or within 30 days after each sixth Contract Anniversary may be subject to a Market Value
Adjustment, and withdrawals and surrenders during the first six Contract Years may be subject to a Surrender Charge.
Fixed Option Details, Maturity Notice [Flag]	true
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Note: If you surrender your Contract or take a withdrawal from any Allocation Option at any time other than on or within 30 days after each sixth Contract Anniversary, we will apply a Market
Value Adjustment (which may be positive or negative) to the amount being surrendered or withdrawn that exceeds the Annual Free Withdrawal Amount. A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender.
Risk Control Account Options
The following is a list of the Risk Control Accounts currently available under the Contract. The six-year
Interest Term is unavailable as a reallocation option if the Income Payout Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
We may change the features of the Risk Control Accounts listed below (including the Index, Floors, Cap
Rates, Participation Rates, Buffers, Boosts, and Dual Step Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts.  If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest
Term for that Risk Control Account. We will provide you with written notice before making any changes other than changes to the current Cap Rates, Participation Rates, and Dual Step Rates. Information about current Cap Rates, Participation Rates and Dual Step Rates is available at https://www.trustage.com/
zonechoice-advantage-annuity-rates.
Note: For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a
Flex Transfer, surrender your Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value.
This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

RISK CONTROL ACCOUNT OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%

Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%

Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Dual Step Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
(3)For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.
During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate will always be available.
Otherwise, we may add, change, or discontinue Allocation Options and Indices from time to time.
The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
We may not always make available Risk Control Accounts with Buffers or Boosts. However, if we offer one or more Risk Control Accounts with Buffers, an option with a Buffer of -10% or more will be available.
If we offer one or more Risk Control Accounts with Boosts, an option with a Boost of 10% or more will be available. To the extent we make available other Risk Control Accounts with Cap Rates, Participation
Rates, or Dual Step Rates, we will apply the following minimum guarantees:
•The Cap Rate for Risk Control Accounts with one-year Interest Terms will be at least 1%.
•The Cap Rate for Risk Control Accounts with six-year Interest Terms will be at least 10%.
•The Dual Step Rate for six-year Interest Terms will be at least 10%.
•For Contracts issued on or before May 1, 2026, the Participation Rate will be at least 100%.
•For Contracts issued after May 1, 2026, the Participation Rate will be at least 10%.
More information about the Risk Control Accounts, the Market Value Adjustment, and the Interim Value
calculation is available under "Risk Control Account Options" and "Charges and Adjustments."
Discontinued Risk Control Account Options
Existing Contract owners may have allocated funds to additional Risk Control Accounts that have been discontinued. Discontinued Risk Control Accounts are not available for new or existing Contracts for any new Interest Term that begins after the date set forth in the table below. For existing Contracts, at the end of the current Interest Term, any funds in a discontinued Risk Control Account will be transferred to the
Fixed Account unless the owner elects otherwise on or before the end of the current Interest Term. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued
Risk Control Account.

Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	See table above.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)	Date Discontinued
Barclays Risk Balanced Index	See table above.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%	May 1, 2026
Fixed Account
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 year	0.05%(1)
(1)  Full withdrawals or full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. See "Fixed Account Option."
The availability of Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold. See Appendix B.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of the Risk Control Accounts currently available under the Contract. The six-year
Interest Term is unavailable as a reallocation option if the Income Payout Date is less than six years from the start of the Interest Term or if the length of time until a termination date required by federal regulation is less than six years from the start of the Interest Term.
We may change the features of the Risk Control Accounts listed below (including the Index, Floors, Cap
Rates, Participation Rates, Buffers, Boosts, and Dual Step Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts.  If we add a Risk Control Account, you will not be able to allocate your Contract Value to the new Risk Control Account until the start of the next available Interest
Term for that Risk Control Account. We will provide you with written notice before making any changes other than changes to the current Cap Rates, Participation Rates, and Dual Step Rates. Information about current Cap Rates, Participation Rates and Dual Step Rates is available at https://www.trustage.com/
zonechoice-advantage-annuity-rates.
Note: For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a
Flex Transfer, surrender your Contract, die, or begin Income Payout Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value.
This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

Index-Linked Options Available [Table Text Block]

RISK CONTROL ACCOUNT OPTIONS
Risk Control Account Crediting Strategy: Floor with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%

Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Barclays Risk Balanced Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Floor: 0%	•Minimum Cap Rate: 10% •Minimum Participation Rate: 10%(3)
Risk Control Account Crediting Strategy: Buffer with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10% and -20%	•Minimum Cap Rate: 1% •Minimum Participation Rate: 100%
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%

Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Boost with Participation Rate and Cap Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Dimensional US Small Cap Value Systematic Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Boost: 10% and 20%	•Minimum Cap Rate:10% •Minimum Participation Rate: 100%
Risk Control Account Crediting Strategy: Buffer with Dual Step Rate
Index(1)	Type of Index	Crediting Period(2)	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Risk Control Account)
S&P 500 Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Dual Step Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
(3)For Contracts issued on or before May 1, 2026, the minimum Participation Rate for this Risk Control
Account is 100%.

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	1 year	0.05%(1)
(1)  Full withdrawals or full surrenders from the Fixed Account are subject to a minimum nonforfeiture value. See "Fixed Account Option."

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit if the Owner dies during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Benefits Description [Table Text Block]	Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof);
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
The following Death Benefit options are available:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. That individual must receive the proceeds of the
Contract and any attached endorsements or riders within the time period specified in section
72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant who is not an Owner dies during the Accumulation Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is a non-natural person, the following will occur:
•The death of any Annuitant will be treated as the death of the Owner and Death Proceeds must be distributed in accordance with Death Benefit Options B or C.
•Unless payments under option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
Proof of Death and Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon receipt at our Administrative Office of proof of death of the Owner while the Contract is in force (or
Annuitant’s death if the Owner is a non-natural person), proof of each Beneficiary’s interest in a form and manner satisfactory to us, and any other documents we require. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or other similar proof. Proof of each Beneficiary’s interest may include our claim form from each Beneficiary, properly completed. If we receive such proof before 4:00 P.M. Eastern Time, we will determine the amount of the
Death Benefit as of that day. If we receive proof of death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. Death Benefit proceeds will be paid within 7 days after our receipt of the proof outlined above.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed
Account Nonforfeiture Value on the date Death Benefit proceeds are payable; or
b)The Purchase Payment adjusted for withdrawals.
Withdrawals will reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the
Contract Value immediately prior to the withdrawal. As a result, reductions due to withdrawals may be substantially more than the amount withdrawn, can significantly reduce your Death
Benefit and remaining Contract Values, and could terminate the Contract.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date death benefit proceeds are payable, calculated using the Interim Value calculation, if applicable. There is no impact on the Death
Benefit if an Owner is removed.
Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law. A Surrender Charge will not apply to Death Benefit proceeds.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract. Spousal continuation may only be exercised one time, and there is no impact on the Death Benefit.
Death of Owner or Annuitant After the Income Payout Date. We must be notified immediately of the death of an Annuitant or Owner. Proof of death will be required upon the death of an Annuitant or Owner.
We are not responsible for any misdirected payments that result from the failure to notify us of any such death.
If all Annuitants die before all of the guaranteed income payments have been made, remaining guaranteed income payments will be treated as the Death Benefit and will be distributed in one of the following two ways:
a)Income payments will be continued during the remainder of the guaranteed period certain to the
Owner; or
b)The present value of the remaining income payments computed at the interest rate used to create the income payout option in effect will be paid to the Owner.
If all Annuitants die and there are no remaining guaranteed income payments, the contract is terminated, and we have no further obligation under the contract.
If an Owner dies during the Payout Period, any remaining income payments will be distributed to the
Beneficiary at least as rapidly as provided by the Income Payout Option in effect.
Interest on Death Benefit Proceeds. We will pay interest on Death Benefit proceeds from the date we receive Proof of Death until the date of payment. Interest will be paid at an annual rate equal to the current interest rate in effect for funds left on deposit with us, or if we have not established a rate for funds left on deposit, at the 2-year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we will use the rate in effect on the date Proof of Death is received.
Payment will be made within 31 calendar days from the latest of the following:
1)The date we receive Proof of Death;
2)The date we receive sufficient information to determine liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; or
3)The date that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include but are not limited to 1) The establishment of guardianships and conservatorships; 2) The appointment and qualification of trustees, executors and administrators;
and 3) The submission of information required to satisfy state and federal reporting requirements.
In the event payment is postponed for more than 31 calendar days from the latest of items (a), (b) or (c)
above, the annual rate of interest during the period of postponement (beginning on the 32nd day until the date of payment) will be equal to the interest rate described above, plus 10%.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.

Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	If the Owner dies during the Accumulation Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary.
Operation of Benefit [Text Block]	Death of the Owner during the Accumulation Period. If the Owner dies during the Accumulation
Period (if there are Joint Owners, after the first Joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Proof of death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof);
•Our claim form from each Beneficiary, properly completed; and
•Any other documents we require.
If there is a surviving Joint Owner the surviving Joint Owner will be treated as the sole primary
Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.
The following Death Benefit options are available:
•Option A: If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract as the new Owner. This benefit may only be exercised one time. An individual who does not meet the definition of Spouse may not be able to continue the Contract for that person’s lifetime. That individual must receive the proceeds of the
Contract and any attached endorsements or riders within the time period specified in section
72(s) of the IRC.
•Option B: If the Beneficiary is a natural person, the Death Benefit proceeds will be applied in accordance with section 72(s) of the IRC under one of the Income Payout Options. The income payments must be made for the Beneficiary’s life or a period not extending beyond the
Beneficiary’s life expectancy. Payments must commence within one year of the date of the
Owner’s death.
•Option C: A Beneficiary may receive the Death Benefit proceeds in a single lump sum at any time within five years of the Owner’s death.
Unless option A is elected or payments under Option B commence within one year of the date of the
Owner’s Death, the entire interest in the Contract will be paid under Option C.
If there are multiple Beneficiaries, each Beneficiary will be able to elect to receive his or her share of the benefits under either Option B or Option C. If a Beneficiary does not make such an election, their share of the Death Benefit proceeds will be paid under Option C. Until payment of the Death Benefit proceeds, the proceeds remain in the Contract. Death Benefit proceeds will be distributed 5 years from the Owner’s death or earlier if requested by the Beneficiary. Interest, if any, will be paid on the Death Benefit proceeds under Option C as required by applicable state law. Other minimum distribution rules apply to Qualified
Contracts.
Death of the Annuitant during the Accumulation Period. If an Annuitant who is not an Owner dies during the Accumulation Period and there is a surviving Owner who is a natural person, the following will occur:
•If there is a surviving Joint Annuitant, the surviving Joint Annuitant will become the Annuitant.
•If there is no Joint Annuitant, the Owner(s) will become the Annuitant(s).
If an Annuitant dies during the Accumulation Period and the Owner is a non-natural person, the following will occur:
•The death of any Annuitant will be treated as the death of the Owner and Death Proceeds must be distributed in accordance with Death Benefit Options B or C.
•Unless payments under option B commence within one year of the date of death, the entire interest in the Contract will be paid in accordance with Death Benefit Option C.
Proof of Death and Payment of Death Benefit Proceeds. The Death Benefit proceeds are payable upon receipt at our Administrative Office of proof of death of the Owner while the Contract is in force (or
Annuitant’s death if the Owner is a non-natural person), proof of each Beneficiary’s interest in a form and manner satisfactory to us, and any other documents we require. Proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or other similar proof. Proof of each Beneficiary’s interest may include our claim form from each Beneficiary, properly completed. If we receive such proof before 4:00 P.M. Eastern Time, we will determine the amount of the
Death Benefit as of that day. If we receive proof of death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. Death Benefit proceeds will be paid within 7 days after our receipt of the proof outlined above.
Death Benefit Proceeds Amount. The amount that will be paid as Death Benefit proceeds during the
Accumulation Period is equal to the greater of:
a)The Risk Control Account Value plus the greater of the Fixed Account Value or the Fixed
Account Nonforfeiture Value on the date Death Benefit proceeds are payable; or
b)The Purchase Payment adjusted for withdrawals.
Withdrawals will reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and Market Value Adjustment) to the
Contract Value immediately prior to the withdrawal. As a result, reductions due to withdrawals may be substantially more than the amount withdrawn, can significantly reduce your Death
Benefit and remaining Contract Values, and could terminate the Contract.
If an Owner is added or changed, except in the case of spousal continuation, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date death benefit proceeds are payable, calculated using the Interim Value calculation, if applicable. There is no impact on the Death
Benefit if an Owner is removed.

Fees and Costs of Benefit [Text Block]	Interest on Death Benefit Proceeds. We will pay interest on Death Benefit proceeds from the date we receive Proof of Death until the date of payment. Interest will be paid at an annual rate equal to the current interest rate in effect for funds left on deposit with us, or if we have not established a rate for funds left on deposit, at the 2-year Treasury Constant Maturity Rate as published by the Federal Reserve. In determining the effective annual rate or rates, we will use the rate in effect on the date Proof of Death is received.
Payment will be made within 31 calendar days from the latest of the following:
1)The date we receive Proof of Death;
2)The date we receive sufficient information to determine liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; or
3)The date that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include but are not limited to 1) The establishment of guardianships and conservatorships; 2) The appointment and qualification of trustees, executors and administrators;
and 3) The submission of information required to satisfy state and federal reporting requirements.
In the event payment is postponed for more than 31 calendar days from the latest of items (a), (b) or (c)
above, the annual rate of interest during the period of postponement (beginning on the 32nd day until the date of payment) will be equal to the interest rate described above, plus 10%.

Calculation Method of Benefit [Text Block]	Examples of Death Benefit after a Withdrawal:
Example 1. This example assumes the Contract Value is greater than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $115,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and
$115,000 = $115,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $115,000 = 0.173913
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.173913 x $100,000 = $17,391.30
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal:
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000
= $95,000
•The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e., $115,000 -
$95,000)
Example 2. This example assumes the Contract Value is less than the Purchase Payment at the time of the withdrawal.
Assume the following information:
•Purchase Payment = $100,000
•Withdrawal (including Surrender Charge and Market Value Adjustment) = $20,000; no other withdrawals have been taken
•Contract Value at the time of withdrawal, including Interim Values = $60,000
Step 1: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:
•Death Benefit payable immediately prior to the withdrawal = The greater of the Purchase
Payment and Contract Value
•Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $60,000
= $100,000
Step 2: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:
•Ratio = Withdrawal / (Contract Value immediately prior to the withdrawal)
•Ratio = $20,000 / $60,000 = 0.3333333
Step 3: Calculate reduction to Purchase Payment:
•Reduction to Purchase Payment = Ratio x (Purchase Payment prior to withdrawal)
•Reduction to Purchase Payment = 0.3333333 x $100,000 = $33,333.33
Step 4: Calculate Purchase Payment adjusted for withdrawals:
•Purchase Payment adjusted for withdrawals = Purchase Payment prior to withdrawal – Reduction to Purchase Payment
•Purchase Payment adjusted for withdrawals = $100,000 – $33,333.33 = $66,666.67
Step 5: Calculate the Contract Value after the withdrawal:
•Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal –
withdrawal
•Contract Value immediately after the withdrawal = $60,000 – $20,000 = $40,000
Step 6: Calculate the Death Benefit that would be payable immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of the Purchase Payment adjusted for withdrawals and Contract Value immediately after the withdrawal
•Death Benefit payable immediately after the withdrawal = The greater of $66,666.67 and $40,000
= $66,666.67
•The withdrawal of $20,000 reduced the Death Benefit payable by $33,333.33 (i.e., $100,000 -
$66,666.67)
As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.
The Death Benefit amount will not be less than the amount required by state law in which the Contract was delivered. The Death Benefit proceeds include any interest paid on the Death Benefit proceeds as required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law. A Surrender Charge will not apply to Death Benefit proceeds.
Spousal Continuation. If the sole primary Beneficiary is the surviving Spouse of the deceased Owner, the surviving Spouse may elect to continue the Contract at the current Contract Value. In this event, the surviving Spouse will assume ownership of the Contract. Spousal continuation may only be exercised one time, and there is no impact on the Death Benefit.

Systematic Withdrawals Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 0
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Provide payments on a schedule as set up by you.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Benefits Description [Table Text Block]	Systematic Withdrawals
Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount
No Surrender Charge or Market Value Adjustment will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal
Amount will be subject to Surrender Charges. Systematic withdrawals, including Required
Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge,
Interim Value calculation, and Market Value Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount
No Surrender Charge or Market Value Adjustment will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal
Amount will be subject to Surrender Charges. Systematic withdrawals, including Required
Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge,
Interim Value calculation, and Market Value Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

Calculation Method of Benefit [Text Block]	No Surrender Charge or Market Value Adjustment will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals in excess of the Annual Free Withdrawal
Amount will be subject to Surrender Charges. Systematic withdrawals, including Required
Minimum Distributions, could significantly reduce the Contract Value due to Surrender Charge,
Interim Value calculation, and Market Value Adjustment, and the use of proportionate withdrawal calculations. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.
Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

Interim Value [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Market Value Adjustment [Member]
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	90.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustment
A partial withdrawal or full surrender of the Contract may be adjusted (increased or decreased) for the
Market Value Adjustment. The Market Value Adjustment applies to every Allocation Option, including the
Fixed Account, and will always apply for the six-year rolling period beginning on the Contract Issue Date even if the Allocation Options elected have an Interest Term of less than six years. The Market Value
Adjustment does not apply to transfers (including Flex Transfers), to amounts withdrawn on or within 30 days after each sixth Contract Anniversary, or to the Annual Free Withdrawal Amount.
The Market Value Adjustment reflects the change in value of the investments that support the guarantees under this Contract upon withdrawal during the six-year rolling period beginning on the Contract Issue
Date. Rates used in determining the Market Value Adjustment are reset every sixth Contract Anniversary.
You may obtain information about the Market Value Adjustment by calling us.
A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.
Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses relating to changes in the value of the investments that support the guarantees under the Contract when amounts are withdrawn from an Allocation Option before the end of each six-year period. You bear the risk that the Market Value Adjustment may decrease the amount of a withdrawal made during the six-
year period.
Application. If the combination of the Constant Maturity Treasury rate and ICE BofA Index has increased at the time of withdrawal over their levels at the start of the six-year period, the Market Value Adjustment will be negative and will decrease the Surrender Value or amount you receive from a partial withdrawal by the amount of the Market Value Adjustment. Similarly, if the combination of the Constant Maturity Treasury rate and ICE BofA Index has decreased at the time of surrender or partial withdrawal over their levels at the start of the six-year period, the Market Value Adjustment will be positive and will increase the
Surrender Value or amount you receive from a partial withdrawal by the amount of the Market Value
Adjustment.
We will not assess the Market Value Adjustment on:
•Withdrawals under the Nursing Home or Hospital Waiver or Terminal illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by us;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Withdrawals on or within 30 days after the end of every six-year rolling period; and
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).
For more information about the Market Value Adjustment and examples of how we calculate Market Value
Adjustments, please refer to the Statement of Additional Information.
IMPORTANT: You directly bear the investment risk associated with the Interim Value calculation and the Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.

Contract Adjustment, Maximum Potential Loss [Percent]	90.00%
Contract Adjustment, Applicable Period [Text Block]	The Market Value Adjustment applies to every Allocation Option, including the
Fixed Account, and will always apply for the six-year rolling period beginning on the Contract Issue Date even if the Allocation Options elected have an Interest Term of less than six years.
Contract Adjustment, Applicable Transaction [Text Block]	A partial withdrawal or full surrender of the Contract may be adjusted (increased or decreased) for the Market Value Adjustment.
Contract Adjustment, Waiver Circumstances [Text Block]	We will not assess the Market Value Adjustment on:
•Withdrawals under the Nursing Home or Hospital Waiver or Terminal illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under an automatic withdrawal program provided by us;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Withdrawals on or within 30 days after the end of every six-year rolling period; and
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).

Contract Adjustment, Effect on Value and Benefits [Text Block]	A negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
Contract Adjustment, Purpose [Text Block]	Purpose of the Market Value Adjustment. The Market Value Adjustment helps protect us from market losses relating to changes in the value of the investments that support the guarantees under the Contract when amounts are withdrawn from an Allocation Option before the end of each six-year period. You bear the risk that the Market Value Adjustment may decrease the amount of a withdrawal made during the six-
year period.

Surrender Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Surrender Charge
During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount. The Surrender Charge schedule is expressed as a percentage of the Contract Value withdrawn or surrendered as shown below.

Contract Year	Surrender Charge Percentage
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7+	0%
The Surrender Charge is assessed before application of the Market Value Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).
We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or
Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 90 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Interim Value will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death
Benefit.
Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Contract Adjustment, Applicable Period [Text Block]	During the first six Contract Years, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Applicable Transaction [Text Block]	we deduct a Surrender Charge from each withdrawal or surrender that exceeds the Annual Free Withdrawal Amount.
Contract Adjustment, Waiver Circumstances [Text Block]	We will waive the Surrender Charge and Market Value Adjustment in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness
waiver. Before granting the waiver, we may request a second opinion or examination of the Owner or
Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. If there is a conflicting opinion between physicians, the Company’s physician will rule. Each waiver may be exercised only one time.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed nursing home or hospital and has been confined to such nursing home or hospital for at least 90 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. A hospital refers to a facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located. A nursing home refers to a facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located. We require verification of confinement to the nursing home or hospital, and such verification must be signed by the administrator of the facility.
•Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.

Contract Adjustment, Manner Determined [Text Block]	The Surrender Charge is assessed before application of the Market Value Adjustment. For examples of how we calculate the Surrender Charge, please refer to the Statement of Additional Information.
We will not assess the Surrender Charge on:
•Withdrawals under the Nursing Home or Hospital waiver or Terminal Illness waiver;
•Refunds under the Right to Examine;
•Required Minimum Distributions that are withdrawn under the automatic withdrawal program provided by the Company;
•The Annual Free Withdrawal Amount;
•Death Benefit proceeds;
•Amounts withdrawn after the first six Contract Years;
•Contract Value applied to an Income Payout Option using the income option tables shown on the
Data Page; and
•Transfers (including Flex Transfers).

Contract Adjustment, Effect on Value and Benefits [Text Block]	Any state variations with respect to the availability, terms, and/or benefits of the Surrender Charge waivers are provided in Appendix B.
Even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes, and additional taxes on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes. Additionally, any applicable Interim Value will apply to amounts withdrawn under this Waiver and there may be a proportionate reduction in the Crediting Base and Death
Benefit.

Contract Adjustment, Relationship to Other Charges [Text Block]	Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.

Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5%.

Contract Adjustment, Maximum Potential Loss [Percent]	3.50%
Contract Adjustment, Applicable Transaction [Text Block]	However, premium taxes are not currently charged to Contract holders.
Contract Adjustment, Manner Determined [Text Block]	Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
Barclays Risk Balanced Index, Allocates between equities and fixed income., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Barclays Risk Balanced Index
Index-Linked Option Available, Type of Index	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	1 year
Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	1 year
S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Dimensional US Small CapValue Systematic Index
Index-Linked Option Available, Type of Index	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.
Index-Linked Option Available, Crediting Period	6 years
S&P 500 Index, Stock market index, 6-Year, Buffer: -10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500 Index
Index-Linked Option Available, Type of Index	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.
Index-Linked Option Available, Crediting Period	6 years
Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.05%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in the Contract, including loss of principal and previously credited interest, due to negative
Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a Floor of -10%) each
Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the
Index declines by 100%) each Interest Term due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the Index declines by 100%) each Interest Term due to negative Index
performance.
The Fixed Account and a Risk Control  Account with a 0%
Floor, a minimum 1% Cap Rate, and a minimum 100%
Participation Rate will always be available. However, we may change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	However, we may
change or discontinue some or all of the other Allocation
Options; any remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender Charge and a Market Value Adjustment (which may be positive or negative)
to the extent they exceed the Annual Free Withdrawal Amount. All withdrawals and surrenders from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Withdrawals will also reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.

Key Information, Contract Adjustment Risk [Text Block]	Withdrawals and surrenders may be subject to a Surrender Charge and a Market Value Adjustment (which may be positive or negative)
to the extent they exceed the Annual Free Withdrawal Amount. All withdrawals and surrenders from a Risk Control Account before the end of an Interest Term are subject to the Interim Value calculation
(which may be positive or negative) and proportional adjustment of the Crediting Base. Amounts withdrawn are also subject to federal and state income taxes, and, if taken before age 59½, a 10%
additional tax. Withdrawals will also reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal.

Key Information, Default Reallocation Risk [Text Block]	At least two weeks before the end of an Interest Term, you will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The Risk Control Accounts
available to you and their terms (such as the Interest Term, Index, and Crediting Strategies) may differ from what was previously available. If we do not receive transfer instructions by Authorized
Request at least one Business Day before the end of the current
Interest Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same Risk
Control Account is not available, we will apply the value to the
Fixed Account. Values applied to the Fixed Account may earn a lower return than they would have earned in the discontinued Risk
Control Account.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the Contract.
Each Allocation Option, including the Risk Control Accounts and the Fixed Account, has its own unique risks. You should review the
Allocation Options carefully before making an investment decision.
The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns. For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term. You may earn less than the Index performance as a result.
The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.
Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce
Index performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate, Participation Rate, and Dual Step Rate may limit positive Index returns.
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, if the Index performance is
20%, and the Cap Rate or Dual Step Rate (as applicable) is 10%, we will credit 10% in interest at the end of the Interest Term. If the
Index performance is 20%, and the Participation Rate is 10%, we will credit 2% (10% of 20%) in interest at the end of the Interest
Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	You may earn less than the Index performance as a result.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Floor, Buffer, and Boost will limit negative Index performance and thereby provide limited protection in the case of a market decline.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Index performance is -25% and the
Floor is -10%, we will credit -10% at the end of the Interest Term. If the Index performance is -25% and the Buffer is -10%, we will credit -15% at the end of the Interest Term. If the Index
performance is -25% and the Boost is 10%, we will credit -15% at the end of the Interest Term.

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. The historical performance of a reference Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each Risk Control Account has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities. Investing in certain types of securities, such as foreign (non-U.S.) securities or small or mid-cap securities, subjects you to greater risk and volatility than the general market.
The extent to which negative Index performance will reduce your Risk Control Account Value depends upon the Risk Control Account to which you allocate Contract Value, due to the different Crediting
Strategies that apply. The maximum amount your Risk Control Account Value could decline each
Interest Term due to negative Index performance is 90% with the -10% Buffer or the 10% Boost.
These options provide relatively less protection from negative Index performance than other Risk Control
Accounts.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the only available Allocation Options are the Fixed Account and a Risk Control
Account with a minimum 1% Cap Rate. The Cap Rate, Dual Step Rate, or Participation Rate for any other
Risk Accounts that we make available can be reduced to as little as the minimum rate identified in
Appendix A for that Risk Control Account. As a result, the Index interest that you receive may be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the reference Indices. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the
Owner of the Contract, you will not have any ownership interest or rights in the underlying securities comprising the Indices, such as voting rights, dividend payments, or other distributions.
•Except for the Barclays Risk Balanced, each Index associated with the Risk Control Accounts is a
"price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
•The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145%
for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing Rate, which was
3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each
Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Interest Term.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Account and the Risk Control Accounts), guarantees (such as the Death
Benefit), or benefits are subject to the Company's claims-paying ability. More information about the Company, including its financial strength ratings, is available upon request by calling
1-800-798-5500.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.

Index-Linked Option Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period. In addition to the general market risks described above, the reference Indices are subject to the following specific risks:
•The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
If you invest in a Risk Control Account and the relevant Index declines, it may or may not reduce your
Risk Control Account Value, depending on the Risk Control Account to which you allocated your Contract
Value.
•
If you allocate to a Risk Control Account that has a Floor, you assume the risk of a negative Index
Return up to the Floor. Your Risk Control Account Value could decline up to a maximum of 10%
each Interest Term with the -10% Floor due to negative Index performance.
•If you allocate to a Risk Control Account with a Buffer, you assume the risk of a negative Index
Return after application of the Buffer. Your Risk Control Account Value could decline up to 90%
each Interest Term with the -10% Buffer, if the Index declines by 100% during the Interest Term.
•If you allocate to a Risk Control Account with a Boost, you assume the risk of a negative Index
Return that exceeds the Boost. Your Risk Control Account Value could decline up to 90% or 80%
with a 10% Boost or a 20% Boost, respectively, if the Index declines by 100% during the Interest
Term.
•If you allocate to a Risk Control Account with a Dual Step Rate, you assume the risk that a negative Index Return after application of the Buffer will drastically change the amount credited to you. For example, if the Buffer is -10%, the Dual Step Rate is 40%, and the Index Return is -10%,
we would credit you 40%. However, if the Index Return is -10.01%, we would credit you -0.01%.
Daily changes in your Risk Control Account Value may also be more significant than for other strategies due to the potential for small negative market movements around the Buffer to have large impacts on the Interim Value, especially near the end of the Interest Term.
•The Floor, Buffer, and Boost describe the level of investment loss that can be experienced in one
Interest Term, but losses over multiple Interest Terms could result in a loss of previously credited interest and a loss of principal.
•The Floor, Buffer, and Boost do not limit losses to the Risk Control Accounts from the Surrender
Charge, Interim Value calculation, Market Value Adjustment, federal income taxes, additional taxes, and proportionate calculations, which could result in a loss of previously credited interest or principal even if performance has been positive.

S&P 500 Price Return Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S.
companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Dimensional US Small Cap Value Systematic Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. Compared to large-
capitalization companies, small-capitalization companies may be less stable (or more volatile), less liquid, and more susceptible to adverse developments. Value stocks may underperform for long periods of time and perform differently from the market as a whole. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Barclays Risk Balanced Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Although the Index targets a particular volatility, the actual volatility level may differ from that targeted and may be materially higher or lower for certain periods than the target level depending on market conditions. Because the Index is exposed to Treasuries, it may underperform in a rapidly rising interest rate environment.
Because the Index includes a volatility control mechanism, it may underperform in an equity market rally that occurs immediately after a period of elevated volatility when the Index would have reduced its exposure. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly. The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.

Liquidity, Withdrawal, And Flex Transfer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term. Surrender Charges, Market Value Adjustments, Interim
Value calculations,  proportionate calculations, income taxes, and additional taxes may result in the loss of your principal and previously credited interest. Withdrawals and Flex Transfers could also significantly negatively impact your values under the Contract and the amount you receive from any payments.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the first six
Contract Years, you may pay a Surrender Charge of up to 8% of the amount withdrawn that exceeds the Annual Free Withdrawal Amount.
•Market Value Adjustment Risk. If you surrender your Contract or take a withdrawal from any
Allocation Option at any time other than on or within 30 days after each sixth Contract
Anniversary, we will apply a Market Value Adjustment (which may be positive or negative) to the amount being withdrawn that exceeds the Annual Free Withdrawal Amount. Particularly in an
increasing interest rate environment, a negative Market Value Adjustment could significantly decrease the amount you receive from a withdrawal or surrender. In extreme circumstances, losses from the Market Value Adjustment could be as high as 90% of your Contract Value.
•Interim Value Risk. For Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex Transfer, surrender your Contract, die, or begin Income Payout
Options, the amount withdrawn or transferred before the expiration of an Interest Term is based on the Interim Value and will reduce the Crediting Base proportionally. The Interim Value calculation may reflect a positive or negative return that increases or decreases the amount remaining in the Risk Control Account. The Interim Value calculated for a Risk Control Account during an Interest Term could be significantly lower than the performance of the reference Index during most of the Interest Term. The Interim Value may reflect a negative return even when the value of the applicable Index has increased. You may have an Interim Value that reflects a negative return regardless of the Crediting Strategy selected; for example, the Interim Value could reflect negative returns that exceed the applicable Floor, that apply even if Index losses were within the applicable Buffer, or that are not offset by the applicable Boost. The Interim Value may change each Business Day, and it is possible that even relatively small daily market movements may have significant impacts on the Interim Value. An Interim Value that reflects a negative return could significantly decrease the values under your Contract by more than the withdrawal or transfer amount. In extreme circumstances, losses from the Interim Value calculation could be as high as 100% of your Risk Control Account Value.
•Future Returns Risk. Only the Crediting Base remaining in a Risk Control Account after a withdrawal or Flex Transfer will be credited interest, positive or negative, at the end of the Interest
Term.
•Proportionate Calculation Risk. Withdrawals reduce the Purchase Payment, which is used to determine the Death Benefit, by the ratio of the withdrawal (including any Surrender Charge and
Market Value Adjustment) to the Contract Value immediately prior to the withdrawal. Additionally, for Contract Value allocated to a Risk Control Account, if you take a withdrawal, make a Flex
Transfer, surrender your Contract, die, or begin Income Payout Options before the expiration of an Interest Term, the amount withdrawn or transferred is based on the Interim Value and will reduce the Crediting Base proportionally. Such proportional reductions may be substantially more than the amount withdrawn or transferred, could significantly decrease your Death
Benefit, Crediting Base, and remaining Contract Values, and could terminate the Contract.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract.
•Valuation Risk. The withdrawn, transferred, or surrendered value is calculated at the end of the
Business Day that we receive your request in Good Order. This means that you will not be able to determine your Risk Control Account Value before requesting a withdrawal, surrender, or Flex
Transfer, and the resulting value may be higher or lower than it was at the time of your request.

Reinvestment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reinvestment Risk. You assume the risk that if we do not receive transfer instructions at least one
Business Day prior to the end of the current Interest Term, we will apply the maturing Contract Value to a new Interest Term of the same Risk Control Account. If the same Risk Control Account is not available, we will apply the value to the Fixed Account. These default Allocation Options may not align with your desired allocations.

Risk That We May Eliminate An Allocation Option Or Eliminate Or Substitute An Index [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk That We May Eliminate an Allocation Option or Eliminate or Substitute an Index. During the life of your Contract, the Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap
Rate, and a minimum 100% Participation Rate will always be available. Otherwise, there is no guarantee that any Allocation Option, Crediting Strategy, Interest Term, or Index will be available during the entire time you own your Contract. We may discontinue an Allocation Option or Index effective as of the end of an Interest Term, or in the case of certain Index changes, discontinue an Index and substitute a new
Index for a Risk Control Account before the end of an Interest Term. You assume the risk that we may discontinue some or all of the other Risk Control Accounts and the only options remaining are the
Fixed Account and a Risk Control Account with a 0% Floor, a minimum 1% Cap Rate, and a minimum 100% Participation Rate. Any remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value.
If we substitute or change an Index, the performance of the new Index may differ from the original Index.
If there is a delay between the date we remove the Index and the date we add a substitute Index, your
Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
If we do not provide a substitute Index, a Risk Control Account may also be discontinued before the end of an Interest Term, resulting in us transferring your Risk Control Account Value to the Fixed Account for the remainder of the Interest Term. The amount of interest you earn in the Fixed Account may be less than the amount you would have earned in the Risk Control Account at the end of the Interest Term. If
there is a delay between the date we remove the Index and the date we transfer value to the Fixed
Account, your Risk Control Account Value prior to the transfer will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or Allocation Option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available Allocation Options. If we eliminate an Allocation Option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the remaining Allocation Options available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge, Interim Value calculation, and Market Value
Adjustment, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10% additional tax if taken before age 59½.

Contract Issue Date Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Issue Date Risk. The Company only issues the Contract on the 10th and 25th of each month.
Therefore, the Purchase Payment may be held in the Company’s General Account for up to fifteen days prior to being invested in the Contract and will not earn any interest during that period.

Business Disruption And Cyber-Security Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Buffer provides you limited protection each Interest Term against negative Index performance up to the Buffer, but we will credit you any negative interest that exceeds the Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you choose a -10% Buffer and the Index Return is -5%, your Risk Control Account value will not increase or decrease, because the negative Index performance does not exceed the Buffer. However, if you choose a -10% Buffer and the Index Return is -15%, your Risk Control
Account Value will decrease by 5%, which is the amount of negative interest that exceeds the
Buffer. We currently offer Risk Control Accounts with a -10% Buffer and a -20% Buffer. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Buffer (a maximum loss of 90% with a Buffer of -10%, if the Index declines by 100%) each Interest Term due to negative Index performance.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer:-10% and -20%
Buffer Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer: -10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(20.00%)
Index-Linked Option Available, Index Loss Limit Type	Buffer: -10% and -20%
Buffer Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Floor is the maximum amount of negative interest that we will credit you at the end of an
Interest Term. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor you elected.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you elect a Floor of 0%, a negative Index
Return will not reduce your Risk Control Account Value. If you elect a Floor of -10%, negative
Index performance could reduce your Risk Control Value by up to 10% each Interest Term. We currently offer eleven Floor options:  0%, -1%, -2%, -3%, -4%, -5%, -6%, -7%, -8%, -9%, and
-10%. There is a risk of loss of principal and previously credited interest of up to the Floor
(a maximum loss of 10% with a Floor of -10%) each Interest Term due to negative Index performance.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	10.00%
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	Floor: 0% to -10%in 1% increments
Floor Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	0.00%
Index-Linked Option Available, Index Loss Limit Type	Floor: 0%
Floor Rate Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of any positive Index interest that we will credit you at the end of an Interest Term. Positive Index performance will increase your Risk Control Account Value by up to the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the Cap Rate is 10%, we
would credit you 10%. Generally, the Cap Rate varies according to the level of risk you accept in choosing a Floor, Buffer, or Boost. For example, the Cap Rate would be higher for the -10% Floor
(allowing potentially greater increases and decreases) and lower for the 0% Floor (limiting the amount of potential increases and decreases). Similarly, the Cap Rate will also be higher for a
-10% Buffer or 10% Boost than for a -20% Buffer or 20% Boost. Generally, the Cap Rate will also be higher for a six-year Interest Term than a one-year Interest Term. With the Cap Rate, you may receive only a portion of any positive Index performance.

Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Cap Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Participation Rate is the percentage of any positive Index interest that we will credit you at the end of an Interest Term. For Risk Control Accounts with a Buffer or Floor, the Participation
Rate is applied to any positive Index Return.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 15% and the
Participation Rate is 110%, we would credit you 16.5% (110% of 15%). For Risk Control Accounts with a Boost, the Participation Rate is applied to any Index Return that is greater than the Boost.
For example, if the Boost is 10%, the Index Return is 15%, and the Participation Rate is 110%,
we would credit you 15.75% (the 10% Boost plus 110% of 5%, the Index Return that is greater than the Boost). With a Participation Rate that is less than 100%, you may receive only a portion of any positive Index performance.

Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income., 1-Year, Floor: 0% to -10%in 1% increments, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | Barclays Risk Balanced Index, Allocates between equities and fixed income, 6-Year, Floor: 0%, Minimum Cap Rate: 10%Minimum Participation Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 10%•Minimum Participation Rate: 10%(3)
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 1-Year, Buffer: -10% and -20%, Minimum Cap Rate: 1%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate: 1%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer:-10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Buffer: -10% and -20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Participation Rate Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	•Minimum Cap Rate:10%•Minimum Participation Rate: 100%
Boost Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	The Boost provides you limited protection each Interest Term by increasing any negative Index performance by the amount of the Boost. If the Index Return is zero or positive, the Boost is also the minimum Adjusted Index Return (subject to the Cap Rate).
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you choose a 10%
Boost and the Index Return is -5%, your Risk Control Account value will increase by 5% (the -5%
Index Return plus the 10% Boost). If you choose a 10% Boost and the Index Return is -15%, your
Risk Control Account Value will decrease by 5%, (the -15% Index Return plus the 10% Boost).
We currently offer Risk Control Accounts with a 10% Boost and a 20% Boost. There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index performance that exceeds the Boost (a maximum loss of 90% with a 10% Boost, if the
Index declines by 100%) each Interest Term due to negative Index performance.
Boost Return Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Boost: 10% and 20%
Boost Return Limit [Member] | Dimensional US Small CapValue Systematic Index, Stock market index, 6-Year, Boost: 10% and 20%, Minimum Cap Rate:10%Minimum Participation Rate: 100% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Boost: 10% and 20%
Boost Return Limit [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Dual Step Rate Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Dual Step Rate is the Adjusted Index Return that we will credit you when the Index Return is greater than or equal to the applicable Buffer. In other words, if you choose a Buffer of -10%, the
Dual Step Rate will only apply if there is negative Index Return that is -10% or better, or a positive Index Return. We will not credit you interest from positive Index performance that exceeds the Dual Step Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Buffer is -10% and the Index Return is -5%
(which is greater than the Buffer), and the Dual Step Rate is 50%, we would credit you with the
Dual Step Rate of 50%. Similarly, if the Buffer is -10% and there is a positive Index Return of
60%, and the Dual Step Rate is 50%, we would credit you with the Dual Step Rate of 50%.
However, if the Buffer is -10% and the Index Return is -15% (which is less than the Buffer), the
Dual Step Rate would not apply, and we would credit you with -5% (the -15% Index Return minus the -5% Buffer). With the Dual Step Rate, you may receive only a portion of any positive
Index performance.

Dual Step Rate Limit [Member] | S&P 500 Index, Stock market index, 6-Year, Buffer: -10% and -20%, Dual Step Rate: 10% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	10.00%
Index-Linked Option Available, Index Gain Limit Type	Dual Step Rate: 10%
10% Boost Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
20% Boost Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
S&P 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.00%	23.00%	24.00%	(19.00%)	27.00%	16.00%	29.00%	(6.00%)	19.00%	10.00%	(1.00%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
Dimensional US Small Cap Value Systematic Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		5.00%	6.00%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Dimensional US Small Cap Value Systematic Index is designed to capture the returns associated with the US small cap value premium, the tendency for smaller company and value stocks to outperform larger company and growth stocks over time. The Index includes stocks within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book. Within this universe, the index is designed to target higher-expected-return securities by excluding stocks with lower profitability or high asset growth. The Index uses information in market prices to systematically pursue higher expected returns in a broadly diversified manner.

Barclays Risk Balanced Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		(2.00%)	2.00%	(5.00%)	(14.00%)
Annual Return, Example Capped and Buffered [Percent]		0.00%	2.00%	0.00%	(4.00%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	Except for the Barclays Risk Balanced Index, each Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Barclays Risk Balanced Index reinvests dividends but deducts certain fees. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Barclays Risk Balanced Index allocates between equities and fixed income using the principles of
Modern Portfolio Theory using a 10% volatility (risk) target, which seeks to maximize the expected return based on a given level of market risk. Equities consist of an equally weighed portfolio of 50 US stocks that have shown low volatility during the past year. To ensure sector diversification, there can be no more than
10 securities per sector. Dividends are reinvested. For fixed income, the Index provides exposure to three indices tracking the 2, 5, and 10-year US Treasury futures, equally weighted. The Index may allocate up to 225% of total exposure to its components; when the portfolio exposure is greater than 100%, negative performance of the portfolio will be magnified and the level of the Index may decrease significantly.